Hartford Life Insurance Company Separate Account VL I:

333-50280	Stag Accumulator Variable Universal Life (Series I.5)
333-94617	Stag Protector Variable Universal Life (Series I.5)
333-109529	Stag Accumulator II Variable Universal Life
333-109530	Stag Protector II Variable Universal Life
333-110550	Hartford Quantum Life
333-127379	Hartford Quantum Life II

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series II)
333-93319	Stag Accumulator Variable Universal Life (Series I.5)
333-83057	Stag Protector Variable Universal Life (Series I.5)
333-07471	Stag Accumulator II Variable Universal Life/Stag Variable Life Artisan
333-88787	Stag Protector II Variable Universal Life
333-110548	Hartford Quantum Life
333-127380	Hartford Quantum Life II

Hartford Life Insurance Company Separate Account VL II:

333-88261	Hartford Select Leaders Last Survivor
333-88261	Stag Variable Life Last Survivor II (Series II)
333-131135	Hartford Variable Universal Life Last Survivor

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373	Hartford Select Leaders Last Survivor
333-67373	Stag Variable Life Last Survivor II (Series II)
333-131133	Hartford Variable Universal Life Last Survivor

Hartford Life Insurance Company Separate Account Five:

333-36329	Putnam Hartford Inheritance Manager Variable Life
033-83656	Putnam Capital Manager Variable Life
333-52645	Select Dimensions Life (Series II)
333-00245	Select Dimensions Life (Series I)

Hartford Life and Annuity Insurance Company Separate Account Five:

333-36367	Putnam Hartford Inheritance Manager Variable Life
033-83652	Putnam Capital Manager Variable Life
333-52637	Select Dimensions Life (Series II)
333-00259	Select Dimensions Life (Series I)

Supplement Dated June 7, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated June 7, 2007 to your Prospectus

In the section entitled “Allocation of Premium Payments,” under the sub-section entitled “Wire,” delete the second sentence of the first paragraph and replace with the following:

To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

This supplement should be retained with the prospectus for future reference.

HV-6127